Offerings	Apr. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	3,720,588
Proposed Maximum Offering Price per Unit	18.00
Maximum Aggregate Offering Price	$ 66,970,584.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,248.64
Offering Note	Maximum Aggregate Offering Price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended, or the Securities Act. Includes the aggregate offering price of additional shares that the underwriters have the option to purchase from the registrant, if any.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	13,529,412
Proposed Maximum Offering Price per Unit	18.00
Maximum Aggregate Offering Price	$ 243,529,416.00
Amount of Registration Fee	$ 33,631.41